Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities	The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:
		June 30,		December 31,
		2023	2022	2022
		Unaudited		Audited
	Note	USD in thousands

Financial assets:
Cash and cash equivalents		$2,081	$12,945	$3,574
Trade receivables		43	-	60
Government authorities		100	77	45
Other receivables		715	622	86
Investments in financial assets		849	-	730

		$3,778	$13,644	$4,495

Financial liabilities:
Credit from others		$-	$-	$102
Warrants liability		1,714	10,252	2,737
Lease liability		-	45	27

Total financial and lease liabilities		$1,714	$10,297	$2,866